ADVANCES FROM PROSPECTIVE CUSTOMERSDISTRIBUTORS (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($)	Mar. 31, 2021 CNY (¥)
Advances from prospective customers		¥ 5,229,012
Chief Executive Officer [Member] | Mr. Jun Wang [Member]
Advance received from customers | $	$ 757,896
PRC Entities One [Member]
Advances from prospective customers		348,000
PRC Entities Two [Member]
Advances from prospective customers		50,000
PRC Entities Three [Member]
Advances from prospective customers		50,000
PRC Entities Four [Member]
Advances from prospective customers		500,000
PRC Entities Five [Member]
Advances from prospective customers		500,000
PRC Entities Six [Member]
Advances from prospective customers		500,000
PRC Entities Seven [Member]
Advances from prospective customers		3,000,000
PRC Entities Eight [Member]
Advances from prospective customers		31,012
PRC Entities Nine [Member]
Advances from prospective customers		¥ 250,000